FAIR VALUE MEASUREMENTS (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Equity investments		$ 5,175
Total assets at fair value		5,175
Liabilities:
Contingent consideration		1,667
Total liabilities at fair value	$ 0	1,667
Level 1
Assets:
Equity investments		5,175
Total assets at fair value		5,175
Level 3
Liabilities:
Contingent consideration		1,667
Total liabilities at fair value		$ 1,667